Share-Based Payments (Details 4) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 03, 2016 USD ($)	Jul. 05, 2015 USD ($)	Jul. 03, 2016 USD ($)	Jul. 05, 2015 USD ($)	Sep. 27, 2015 USD ($) Tranche shares	Sep. 28, 2014 USD ($) shares	Sep. 29, 2013 USD ($)
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate					1.00%	0.95%	0.88%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					1.20%	1.18%	0.77%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					29.73%	30.96%	31.25%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					4 years 15 days	4 years 15 days	3 years 11 months 16 days
Number of Tranches | Tranche					2
Weighted Average Period for Recognition of Unrecognized Share-based Payment Expense (in years)					2 years 11 months
Allocated Share-based Payment Expense					$ 64	$ 68	$ 57
Minimum [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Historical Volatility					4 years
Expected Life Assumption Period					5 years
Maximum [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Historical Volatility					6 years
Expected Life Assumption Period					7 years
Stock Option [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			1.73%	1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			1.08%	1.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			31.30%	29.73%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			4 years 18 days	4 years 14 days
Weighted Average Period for Recognition of Unrecognized Share-based Payment Expense (in years)			3 years 24 days
Allocated Share-based Payment Expense	$ 10	$ 13	$ 37	$ 48	$ 60	$ 63	$ 56
Restricted Stock [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares					0.1	0.2
Stock Issued During Period, Value, Restricted Stock Award, Gross						$ 11
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Share-based Awards Other than Options					$ 9	$ 10
Weighted Average Period for Recognition of Unrecognized Share-based Payment Expense (in years)					3 years 1 month 6 days